Subsequent Events - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended			0 Months Ended					0 Months Ended					0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 15, 2015 Subsequent Event Group	Nov. 29, 2014 Kingsoft USD ($)	Nov. 29, 2014 Kingsoft USD ($)	Nov. 29, 2014 Kingsoft American Depository Shares USD ($)	Nov. 29, 2014 Kingsoft Class A Ordinary Shares	Nov. 29, 2014 Kingsoft Class B Ordinary Shares	Nov. 30, 2014 Xiaomi USD ($)	Nov. 30, 2014 Xiaomi USD ($)	Nov. 30, 2014 Xiaomi American Depository Shares USD ($)	Nov. 30, 2014 Xiaomi Class A Ordinary Shares	Nov. 30, 2014 Xiaomi Class B Ordinary Shares	Dec. 01, 2014 Temasek USD ($)	Dec. 01, 2014 Temasek USD ($)	Dec. 01, 2014 Temasek American Depository Shares USD ($)	Dec. 01, 2014 Temasek Class A Ordinary Shares	Dec. 01, 2014 Temasek Class B Ordinary Shares
Subsequent Event [Line Items]
Proceeds from issuance of ordinary shares	$ 0	0	533,301	0		$ 172,000					$ 50,000					$ 74,000
Shares issued, price per share							$ 3.00	$ 18.00				$ 3.00	$ 18.00				$ 3.00	$ 18.00
Issuance of new shares									39,087,125	18,250,268				6,142,410	10,524,257				24,668,020	4,111,337
Number of cabinets leased					5,000